NET PROFIT (LOSS) PER SHARE (Details) - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ 11,860	$ 809	$ 14,772	$ 3,428	$ 5,108	$ 3,488
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic (in Shares)			133	14,652	111,726	111,686
Net loss per share attributable to ordinary shareholders, basic (in Dollars per share)	$ (18.3)	$ (7.04)	$ (50.43)	$ (28.76)	$ (44.23)	$ (28.79)